11. INTANGIBLE ASSETS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Cost, beginning	R$ 7,834,751	R$ 7,764,371
Accumulated amortization, beginning	(453,375)	(396,637)
Adjustment for accumulated recoverable value, beginning	(109,330)	(109,330)
Intangible assets, beginning	7,272,046	7,258,404
Translation Adjustment	50,185	60,105
Acquisitions and expenditures	2,200	622
Transfer of property, plant and equipment	(3,807)	26,183
Write-offs/disposals		(70)
Amortization	(67,449)	(73,142)
Aquisition control - CGPAR		(56)
Transfer of Metalic - Held for sale
Intangible assets, ending	7,253,175	7,272,046
Cost, ending	7,903,220	7,834,751
Accumulated amortization, ending	(540,715)	(453,375)
Adjustment for accumulated recoverable value, ending	(109,330)	(109,330)
Goodwill
Disclosure of detailed information about intangible assets [line items]
Cost, beginning	3,834,234	3,834,234
Accumulated amortization, beginning	(133,973)	(133,973)
Adjustment for accumulated recoverable value, beginning	(109,330)	(109,330)
Intangible assets, beginning	3,590,931	3,590,931
Translation Adjustment
Acquisitions and expenditures
Transfer of property, plant and equipment
Write-offs/disposals
Amortization
Aquisition control - CGPAR
Transfer of Metalic - Held for sale
Intangible assets, ending	3,590,931	3,590,931
Cost, ending	3,831,338	3,834,234
Accumulated amortization, ending	(131,077)	(133,973)
Adjustment for accumulated recoverable value, ending	(109,330)	(109,330)
Customer relationships
Disclosure of detailed information about intangible assets [line items]
Cost, beginning	513,068	444,635
Accumulated amortization, beginning	(212,193)	(146,975)
Adjustment for accumulated recoverable value, beginning
Intangible assets, beginning	300,875	297,660
Translation Adjustment	34,107	41,916
Acquisitions and expenditures
Transfer of property, plant and equipment
Write-offs/disposals
Amortization	(46,209)	(38,701)
Aquisition control - CGPAR
Transfer of Metalic - Held for sale
Intangible assets, ending	288,773	300,875
Cost, ending	573,614	513,068
Accumulated amortization, ending	(284,841)	(212,193)
Adjustment for accumulated recoverable value, ending
Software
Disclosure of detailed information about intangible assets [line items]
Cost, beginning	167,162	183,166
Accumulated amortization, beginning	(93,977)	(114,913)
Adjustment for accumulated recoverable value, beginning
Intangible assets, beginning	73,185	68,253
Translation Adjustment	148	183
Acquisitions and expenditures	1,216	622
Transfer of property, plant and equipment	(3,807)	26,183
Write-offs/disposals		(70)
Amortization	(15,770)	(21,986)
Aquisition control - CGPAR
Transfer of Metalic - Held for sale
Intangible assets, ending	54,972	73,185
Cost, ending	161,067	167,162
Accumulated amortization, ending	(106,095)	(93,977)
Adjustment for accumulated recoverable value, ending
Trademark and patents
Disclosure of detailed information about intangible assets [line items]
Cost, beginning	134,137	116,196
Accumulated amortization, beginning
Adjustment for accumulated recoverable value, beginning
Intangible assets, beginning	134,137	116,196
Translation Adjustment	15,872	17,941
Acquisitions and expenditures
Transfer of property, plant and equipment
Write-offs/disposals
Amortization
Aquisition control - CGPAR
Transfer of Metalic - Held for sale
Intangible assets, ending	150,009	134,137
Cost, ending	150,009	134,137
Accumulated amortization, ending
Adjustment for accumulated recoverable value, ending
Rights and licenses
Disclosure of detailed information about intangible assets [line items]
Cost, beginning	3,185,701	3,185,700
Accumulated amortization, beginning	(13,232)	(776)
Adjustment for accumulated recoverable value, beginning
Intangible assets, beginning	3,172,469	3,184,924
Translation Adjustment
Acquisitions and expenditures
Transfer of property, plant and equipment
Write-offs/disposals
Amortization	(5,470)	(12,455)
Aquisition control - CGPAR
Transfer of Metalic - Held for sale
Intangible assets, ending	3,166,999	3,172,469
Cost, ending	3,185,701	3,185,701
Accumulated amortization, ending	(18,702)	(13,232)
Adjustment for accumulated recoverable value, ending
Others
Disclosure of detailed information about intangible assets [line items]
Cost, beginning	449	440
Accumulated amortization, beginning
Adjustment for accumulated recoverable value, beginning
Intangible assets, beginning	449	440
Translation Adjustment	58	65
Acquisitions and expenditures	984
Transfer of property, plant and equipment
Write-offs/disposals
Amortization
Aquisition control - CGPAR		(56)
Transfer of Metalic - Held for sale
Intangible assets, ending	1,491	449
Cost, ending	1,491	449
Accumulated amortization, ending
Adjustment for accumulated recoverable value, ending